UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 20, 2010

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		63
Form 13F Information Table Value Total:		$115,004







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     1850    76488 SH       Sole                    75904               584
Abbott Laboratories            COM              002824100     1376    29410 SH       Sole                    29410
Apple Computer                 COM              037833100      219      870 SH       Sole                      870
BRE Properties                 COM              05564E106     1727    46772 SH       Sole                    46172               600
Berkshire Hathaway Class B (ne COM              084670702      251     3152 SH       Sole                     3152
Bristol-Myers Squibb           COM              110122108     1902    76267 SH       Sole                    75567               700
Bunge Ltd.                     COM              G16962105     1600    32534 SH       Sole                    32534
Chesapeake Energy Corp.        COM              165167107     1393    66475 SH       Sole                    65475              1000
Chevron Corporation (fmly. Che COM              166764100     3178    46838 SH       Sole                    46538               300
ConocoPhillips                 COM              20825C104     1323    26958 SH       Sole                    26958
Consolidated Edison, Inc.      COM              209115104      216     5000 SH       Sole                     5000
Copart Inc.                    COM              217204106     1218    34000 SH       Sole                    34000
DNP Select Income Fund (fmly.  COM              23325p104     1107   123436 SH       Sole                   123436
Du Pont                        COM              263534109     1871    54080 SH       Sole                    54080
Duke-Weeks Realty Corp.        COM              264411505      186    16400 SH       Sole                    15600               800
ExxonMobil                     COM              30231g102      457     8000 SH       Sole                     8000
General Electric               COM              369604103      593    41150 SH       Sole                    41150
GlaxoSmithKline plc            COM              37733W105     1364    40100 SH       Sole                    39600               500
HCP, Inc.                      COM              40414L109     1374    42600 SH       Sole                    42600
Hawaiian Electric              COM              419870100      922    40466 SH       Sole                    40466
Heinz (H.J.)                   COM              423074103     1845    42700 SH       Sole                    42400               300
Intel Corp.                    COM              458140100      628    32264 SH       Sole                    32264
International Business Machine COM              459200101     1205     9755 SH       Sole                     9755
Johnson & Johnson              COM              478160104     1837    31100 SH       Sole                    31100
Kimberly-Clark                 COM              494368103     1704    28100 SH       Sole                    28100
Lilly, Eli                     COM              532457108     1322    39460 SH       Sole                    39460
Merck & Co.                    COM              589331107      863    24680 SH       Sole                    24392               288
Microchip Technology, Inc.     COM              595017104      501    18050 SH       Sole                    18050
Microsoft                      COM              594918104     1805    78440 SH       Sole                    77640               800
Oracle Corp.                   COM              68389X105      829    38634 SH       Sole                    38634
PG&E Corporation               COM              69331C108      941    22892 SH       Sole                    22892
Pepsico Inc.                   COM              713448108     1546    25368 SH       Sole                    25068               300
Pfizer Inc.                    COM              717081103      884    61971 SH       Sole                    61971
Plum Creek Timber Company, Inc COM              729251108     1886    54617 SH       Sole                    54117               500
Procter & Gamble               COM              742718109    14958   249381 SH       Sole                   249081               300
Rayonier Inc.                  COM              754907103     1212    27525 SH       Sole                    27225               300
Safeguard Scientifics          COM              786449108      214    20256 SH       Sole                    20256
TransCanada PL                 COM              89353D107     2497    74684 SH       Sole                    74384               300
Unilever PLC                   COM              904767704     1640    61340 SH       Sole                    61340
Union Pacific Corp.            COM              907818108      224     3220 SH       Sole                     3220
United Technologies            COM              913017109     1482    22826 SH       Sole                    22826
Verizon Corporation            COM              92343V104      914    32603 SH       Sole                    32603
ASA (Bermuda) Limited          COM              G3156P103     4913   181700 SH       Sole                   180200              1500
AngloGold Ashanti Ltd.         COM              035128206     2189    50700 SH       Sole                    50700
BHP Billiton Ltd.              COM              088606108      453     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2214    48750 SH       Sole                    48750
Central Fund of Canada Ltd.    COM              153501101     5215   346050 SH       Sole                   346050
Freeport McMoRan Copper & Gold COM              35671D857     1049    17734 SH       Sole                    17734
Goldcorp, Inc.                 COM              380956409     7249   165313 SH       Sole                   163813              1500
Hecla Mining                   COM              422704106      615   117900 SH       Sole                   117900
IAMGOLD Corporation            COM              450913108     1942   109850 SH       Sole                   109850
Kinross Gold Corporation       COM              496902404     1458    85300 SH       Sole                    85300
Newmont Mining                 COM              651639106     7373   119418 SH       Sole                   118418              1000
Pan American Silver Corp.      COM              697900108     3050   120650 SH       Sole                   120650
Silver Wheaton Corp.           COM              828336107     2444   121600 SH       Sole                   121600
Sprott Physical Gold Trust ETV COM              85207H104     2883   245600 SH       Sole                   245600
Yamana Gold, Inc.              COM              98462Y100     2484   241200 SH       Sole                   241200
ishares Comex Gold Trust       COM              464285105      158    13000 SH       Sole                    13000
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1856    70050 SH       Sole                    70050
Aberdeen Asia-Pacific Income F COM              003009107      601    99267 SH       Sole                    97267              2000
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      389     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1094    10900 SH       Sole                    10900
Templeton Global Income Fund   COM              880198106      315    32700 SH       Sole                    30700              2000